BORROWINGS - Bank and Oher Borrowings (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
BORROWINGS
2025	¥ 2,114,777
2026	1,610,519
2027	1,154,563
2028	1,048,420
2029	924,284
2030 and thereafter	¥ 3,155,187